Note 17 - Other Charges (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Note 17 - Other Charges (Details) [Line Items]
Executive Retirement Liability	$ 900,000
Former Chairman and CEO [Member]
Note 17 - Other Charges (Details) [Line Items]
Executive Retirement Charge	3,700,000
Executive Retirement Liability		2,000,000
Fiscal 2015 Restructuring Plan [Member] | Workforce Reduction Charges, Office Closure Costs and Network Consolidation Costs [Member]
Note 17 - Other Charges (Details) [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	700,000
Fiscal 2015 Restructuring Plan [Member]
Note 17 - Other Charges (Details) [Line Items]
Restructuring and Related Cost, Expected Cost Remaining	300,000
Fiscal 2014 Restructuring Plan [Member] | Workforce Reduction Charges, Office Closure Costs and Network Consolidation Costs [Member]
Note 17 - Other Charges (Details) [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 2,000,000